SEGMENT AND GEOGRAPHIC INFORMATION - Segment Information (Details) - segment	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SEGMENT AND GEOGRAPHIC INFORMATION
Number of operating segments	1	1
Number of reportable segments	1	1